Equity-Based Compensation (Details) - Schedule of Management Contingent Share Plan - Management Contingent Share Plan [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Management Contingent Share Plan [Abstract]
Management Contingent Share Plan, beginning | shares
Grant Date Fair Value, beginning | $ / shares
Management Contingent Share Plan, ending | shares	5,517,000
Grant Date Fair Value, ending | $ / shares	$ 7.81
Management Contingent Share Plan, granted | shares	9,200,000
Grant Date Fair ValueGranted | $ / shares	$ 7.81
Management Contingent Share Plan, forfeited | shares	(3,683,000)
Grant Date Fair Value, forfeited | $ / shares	$ 7.81
Management Contingent Share Plan, vested | shares	1,169,000
Grant Date Fair Value, vested | $ / shares	$ 7.81